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                   JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A)
                               601 Congress Street
                                Boston, MA 02210


May 7, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      John Hancock Life Insurance Company (U.S.A.)
                  Separate Account H ("Registrant")
                  Registration Statement on Form N-4
                  File No. 333-70730

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectuses labeled Version A "Venture Variable Annuity" and Version B "Venture Variable Annuity" respectively, and the form of the statement of additional information, each dated May 1, 2007, contain no changes from the form of prospectuses and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on May 1, 2007.

         If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel -- Annuities, at (617) 663-2184.


Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities